Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
18.	Subsequent Events:

(a)
Interest income, quarterly installment and partial prepayments received from Term Loan: On January 14, 2025, the Company received from Castor an interest payment related to Term Loan, amounting to $572,322 for the interest period from December 11, 2024 to January 13, 2025. On February 13, 2025, the Company received from Castor an interest payment related to the Term Loan, amounting to $525,457 for the interest period from January 14, 2024 to February 13, 2025. On March 11, 2025, the Company received from Castor related to the Term Loan, (i) the first quarterly installment amounting to $2,500,000 and (ii) an interest payment amounting to $441,811 for the interest period from February 13, 2025 to March 11, 2025. On March 24, 2025, and March 31, 2025, the Company received from Castor partial prepayments related to the Term Loan amounting to $13,500,000 and $34,000,000, respectively.

(b)
Dividend from Castor Series D Preferred Shares: On January 15, 2025, the Company received from Castor a dividend from the Castor Series D Preferred Shares, amounting to $847,222 for the dividend period from October 15, 2024 to January 14, 2025.

(c)
Dividend on Series A Preferred Shares: On January 15, 2025, the Company paid to Castor a dividend on the Series A Preferred Shares, which was declared on December 27, 2024, amounting to $350,000 for the dividend period from October 15, 2024 to January 14, 2025.

(d)
Completion of the Robin Spin-Off: On April 14, 2025, the Company completed the spin-off of its wholly owned subsidiary, Robin, and distributed all issued and outstanding shares of Robin to its common shareholders of record as of April 7, 2025, at a ratio of one Robin common share for every eight Company common shares. As part of the Robin Spin-Off, Robin entered into various other agreements effecting the separation of Robin’s business from the Company, including a master management agreement with Castor Ships dated April 14, 2025, with respect to its vessels in substantially the same form as the Company’s Master Management Agreement for its vessels and a Robin Contribution and Spin-Off Distribution Agreement dated April 14, 2025, pursuant to which, among other things, the Company agreed to indemnify Robin and its vessel-owning subsidiaries for any and all obligations and other liabilities arising from or relating to the operation, management or employment of vessels or subsidiaries the Company retains after the Robin Distribution Date and Robin agreed to indemnify the Company for any and all obligations and other liabilities arising from or relating to the operation, management or employment of the vessels contributed to it or its vessel-owning subsidiaries. The Robin Contribution and Spin-Off Distribution Agreement also provided for the settlement or extinguishment of certain liabilities and other obligations between the Company and Robin and provides the Company with certain registration rights relating to Robin’s common shares, if any, issued upon conversion of the Robin Series A preferred shares issued to the Company in connection with the Robin Spin-Off.